Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Series Fund
Prospectus Date	rr_ProspectusDate	Oct. 07, 2024
Document Creation Date	dei_DocumentCreationDate	Oct. 04, 2024